Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk | Interest rate swaps
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate		0.10%	0.10%
Fair value of interest rate swaps / net asset		$ 3,576
Increase in fair value due to reasonably possible increase in interest rates		$ 195	$ 404
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged		14.30%
Principal amount of debt not hedged		$ 797,817
Interest rate basis		LIBOR or SOFR	LIBOR or SOFR
Sensitivity analysis, increase (decrease) in interest rate		0.10%	0.10%
Increase (decrease) in profit or loss due to reasonably possible increase in assumption		$ (809)	$ (767)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	$ 49,094	40,226	$ 42,426
Trade payables and accruals denominated in euros	$ 3,946	$ 9,900
Sensitivity analysis, increase (decrease) in EUR/USD exchange rate	10.00%	10.00%	10.00%
Increase (decrease) in profit and cash flows	$ (4,909)	$ (4,023)	$ (4,243)